UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21574

Eaton Vance Floating Rate Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2005

Item 1. Reports to Stockholders

Semiannual Report November 30, 2005

EATON VANCE
FLOATING-
RATE INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

MANAGEMENT’S DISCUSSION OF TRUST PERFORMANCE

The Trust

Performance for the Six Months ended November 30, 2005

•                  Based on its November 2005 monthly dividend of $0.115 and a closing share price of $17.09, Eaton Vance Floating Rate Income Trust (the “Trust”), a closed-end fund traded on the New York Stock Exchange (the “NYSE”) under the ticker symbol“EFT”, had a market yield of 8.07%.(1)

•                  Based on the NYSE share price, the Trust had a total return of -1.86% for the six months ended November 30, 2005. That return was the result of a decrease in share price to $17.09 on November 30, 2005 from $18.07 on May 31, 2005 and the reinvestment of $0.656 in regular monthly dividends.(2)

•                  Based on net asset value (NAV), the Trust had a total return of 3.77% for the six months ended November 30, 2005. That return was the result of no change in NAV per share from $18.84 on May 31, 2005 to November 30, 2005 and the reinvestment of all distributions.(2)

•                  For performance comparison, the S&P/LSTALeveraged Loan Index had a total return of 3.03% for the six months ended November 30, 2005.(3)

The Trust’s Investments

•                  The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital consistent with its primary goal of high current income. The Trust invests primarily in senior, secured floating rate loans. The Trust currently employs leverage in the form of Auction Preferred Shares.(4)

•                  The Trust’s investments included 365 borrowers at November 30, 2005, with an average loan size of just 0.24% of total investments. Health care, building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), chemicals and plastics, leisure goods/activities/movies and cable/satellite television were the largest industry weightings.(5)

•                  The loan market performed well, as short-term interest rates rose throughout the fiscal year. The London Interbank Offered Rate (LIBOR) – thebenchmark over which loan interest rates are typically set – kept pace with the Federal Reserve’s rate hikes; and, yield spreads narrowed to just below their historical range.

•                  In the wake of Hurricanes Katrina and Rita, management identified several companies that were directly impacted by the storms. While these loans suffered very little price impact, management nonetheless reduced exposure to the hardest-hit companies, generally at prices above par. The hurricanes had little initial overall impact on the Trust.

•                  The Trust’s share price traded at a discount versus its NAV, as have many fixed-income, closed-end funds that employ leverage. However, most of these funds buy fixed-rate investments and often use shorter and/or floating-rate liabilities, which, in a rising interest rate environment, can cause NAV declines and impair a closed-end fund’s ability to earn and pay dividends. For this reason, closed-end bond funds may trade lower in a rising rate climate such as that we have recently experienced. In contrast, EFT invests primarily in floating rate instruments, which help limit declines in NAV and may add income in a rising rate environment. While it is difficult to attribute EFT’s market share price decline to one factor, we believe the most likely cause has been an overall market perception that rising rates impair the net asset values of fixed-rate, closed-end bond funds. If this were the cause, the market has failed to distinguish the floating rate nature of most of the Trust’s assets. The Trust’s income and dividends have risen in each month during the six-month period ended November 30, 2005.

•                  At November 30, 2005, the Trust had leverage in the amount of approximately 38% of the Trust’s total assets. The Trust currently employs leverage through the issuance of Auction Preferred Shares (APS). Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases in cost of the Trust’s leverage may be offset by increased income from the Trust’s senior loan investments.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

(1)       The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(2)       Returns are historical and are calculated by determining the percentage change in share price or net asset value, as applicable, with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(3)       It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans comprising the Index and accrual of interest and does not reflect the expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares.

(4)       In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

(5)       Holdings and industry weightings are subject to change due to active management.

TRUST SECTOR ALLOCATIONS

Performance(1)

Average Annual Total Return (by share price, NYSE)

One Year	-3.29%
Life of Fund (6/29/04)	-1.68

Average Annual Total Return (at net asset value)

One Year	5.71%
Life of Fund (6/29/04)	5.27

(1)  Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Diversification by Industry(2)

By total investments

Health Care	6.2%
Building & Development	6.0
Chemicals & Plastics	6.0
Leisure Goods/Activities/Movies	5.6
Cable & Satellite Television	5.3
Radio & Television	4.7
Telecommunications	4.6
Publishing	4.5
Automotive	4.4
Containers & Glass Products	4.4
Business Equip. & Services	4.0
Retailers (Except Food & Drug)	3.6
Lodging & Casinos	3.5
Oil & Gas	3.1
Utilities	2.6
Conglomerates	2.5
Electronics/Electrical	2.4
Aerospace & Defense	2.4
Financial Intermediaries	2.3
Food Service	2.1%
Forest Products	2.1
Nonferrous Metals/Minerals	1.7
Brokers/Dealers/Investment	1.3
Beverage & Tobacco	1.3
Food/Drug Retailers	1.2
Ecological Services & Equip.	1.2
Food Products	1.1
Home Furnishings	0.9
Industrial Equipment	0.8
Insurance	0.8
Equipment Leasing	0.7
Surface Transport	0.7
Clothing/Textiles	0.6
Air Transport	0.5
Drugs	0.5
Rail Industries	0.5
Cosmetics/Toiletries	0.5
Farming/Agriculture	0.1

(2)          Reflects the Trust’s investments as of November 30, 2005. Industries are shown as a percentage of the Trust’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Trust Allocations(3)

(3)   Trust Allocations are shown as a percentage of the Trust’s total investments as of November 30, 2005. Allocations may not be representative of the Trust’s current or future investments and are subject to change due to active management.

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 138.4%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.5%
Alliant Techsystems, Inc.
$684,000	Term Loan, 5.23%, Maturing March 31, 2009	$687,278
CACI International, Inc.
4,200,463	Term Loan, 5.23%, Maturing May 3, 2011	4,248,592
Delta Air Lines, Inc.
1,925,000	Term Loan, 13.51%, Maturing March 16, 2008	1,987,081
Dresser Rand Group, Inc.
2,308,709	Term Loan, 6.14%, Maturing October 29, 2011	2,349,834
DRS Technologies, Inc.
2,629,981	Term Loan, 5.83%, Maturing November 4, 2010	2,654,638
Hexcel Corp.
785,111	Term Loan, 5.93%, Maturing March 1, 2012	792,799
K&F Industries, Inc.
785,650	Term Loan, 6.45%, Maturing November 18, 2012	794,980
Mid-Western Aircraft Systems, Inc.
1,537,400	Term Loan, 6.41%, Maturing December 31, 2011	1,558,731
Standard Aero Holdings, Inc.
3,194,181	Term Loan, 6.28%, Maturing August 24, 2012	3,182,203
Transdigm, Inc.
2,962,437	Term Loan, 6.58%, Maturing July 22, 2010	3,005,638
Vought Aircraft Industries, Inc.
1,310,682	Term Loan, 6.72%, Maturing December 22, 2011	1,323,106
Wam Aquisition, S.A.
755,563	Term Loan, 6.77%, Maturing April 8, 2013	758,919
755,563	Term Loan, 7.27%, Maturing April 8, 2014	761,884
Wyle Laboratories, Inc.
313,425	Term Loan, 7.02%, Maturing January 28, 2011	317,930
		$24,423,613
Air Transport — 0.8%
United Airlines, Inc.
$925,000	DIP Loan, 0.00%, Maturing March 31, 2006(2)	$929,915
4,937,550	Term Loan, 8.62%, Maturing December 31, 2006	4,994,125
		$5,924,040
Automotive — 6.3%
Accuride Corp.
$2,620,712	Term Loan, 6.18%, Maturing January 31, 2012	$2,645,554
AE Europe Group, LLC
1,000,000	Term Loan, 7.51%, Maturing October 11, 2010	1,008,125
Affina Group, Inc.
1,353,074	Term Loan, 6.40%, Maturing November 30, 2011	1,343,264

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Axletech International Holding, Inc.
$1,950,000	Term Loan, 10.59%, Maturing April 21, 2013	$1,963,001
Collins & Aikman Products Co.
1,068,478	Term Loan, 10.50%, Maturing August 31, 2011	1,027,266
CSA Acquisition Corp.
444,671	Term Loan, 6.06%, Maturing December 23, 2011	445,839
715,341	Term Loan, 6.06%, Maturing December 23, 2011	717,219
Dayco Products, LLC
1,523,632	Term Loan, 7.12%, Maturing June 23, 2011	1,538,868
Exide Technologies, Inc.
512,449	Term Loan, 9.38%, Maturing May 5, 2010	516,292
512,449	Term Loan, 9.38%, Maturing May 5, 2010	516,933
Federal-Mogul Corp.
2,997,402	Revolving Loan, 5.76%, Maturing December 9, 2006(2)	2,796,327
2,000,000	Term Loan, 6.72%, Maturing December 9, 2006	1,875,834
4,717,351	Revolving Loan, 7.60%, Maturing December 9, 2006(2)	4,732,093
563,750	Term Loan, 7.97%, Maturing December 9, 2006	565,159
Goodyear Tire & Rubber Co.
2,500,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)	2,485,417
980,000	Term Loan, 3.50%, Maturing April 30, 2010	988,050
3,290,000	Term Loan, 7.06%, Maturing April 30, 2010	3,309,878
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	991,750
HLI Operating Co., Inc.
1,433,269	Term Loan, 7.44%, Maturing June 3, 2009	1,422,008
Key Automotive Group
3,394,414	Term Loan, 7.20%, Maturing June 29, 2010	3,381,685
R.J. Tower Corp.
1,925,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,966,307
TI Automotive, Ltd.
748,300	Term Loan, 6.91%, Maturing June 30, 2011	740,817
TRW Automotive, Inc.
2,977,500	Term Loan, 6.00%, Maturing October 31, 2010	2,989,782
3,006,785	Term Loan, 5.25%, Maturing June 30, 2012	3,021,819
United Components, Inc.
1,578,949	Term Loan, 6.81%, Maturing June 30, 2010	1,600,167
		$44,589,454
Beverage and Tobacco — 2.1%
Alliance One International, Inc.
$880,575	Term Loan, 7.52%, Maturing May 13, 2010	$873,971
Constellation Brands, Inc.
4,375,728	Term Loan, 5.66%, Maturing November 30, 2011	4,405,539
Culligan International Co.
3,697,650	Term Loan, 6.64%, Maturing September 30, 2011	3,749,650

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Beverage and Tobacco (continued)
National Dairy Holdings, L.P.
$835,800	Term Loan, 6.22%, Maturing March 15, 2012	$840,501
National Distribution Company
875,000	Term Loan, 10.70%, Maturing June 22, 2010	877,187
Southern Wine & Spirits of America, Inc.
2,957,143	Term Loan, 5.53%, Maturing May 31, 2012	2,989,488
Sunny Delight Beverages Co.
737,994	Term Loan, 8.46%, Maturing August 20, 2010	739,839
		$14,476,175
Building and Development — 9.1%
Biomed Realty, L.P.
$3,385,000	Term Loan, 6.34%, Maturing May 31, 2010	$3,393,462
Formica Corp.
358,224	Term Loan, 9.16%, Maturing June 10, 2010	360,015
868,071	Term Loan, 9.17%, Maturing June 10, 2010	872,411
443,935	Term Loan, 9.17%, Maturing June 10, 2010	446,155
1,253,779	Term Loan, 9.17%, Maturing June 10, 2010	1,260,048
FT-FIN Acquisition, LLC
1,383,412	Term Loan, 8.56%, Maturing November 17, 2007	1,386,870
General Growth Properties, Inc.
7,671,023	Term Loan, 6.22%, Maturing November 12, 2008	7,726,638
Hovstone Holdings, LLC
1,365,000	Term Loan, 6.49%, Maturing February 28, 2009	1,368,412
Kyle Acquisition Group, LLC
571,217	Term Loan, 6.06%, Maturing July 20, 2008	575,858
528,783	Term Loan, 6.06%, Maturing July 20, 2010	533,080
Landsource Communities, LLC
2,000,000	Term Loan, 6.63%, Maturing March 31, 2010	2,021,250
Lion Gables Realty Limited
1,921,605	Term Loan, 5.84%, Maturing September 30, 2006	1,931,213
LNR Property Corp.
1,399,850	Term Loan, 7.09%, Maturing February 3, 2008	1,408,599
4,752,855	Term Loan, 7.24%, Maturing February 3, 2008	4,782,560
LNR Property Holdings
1,040,000	Term Loan, 8.74%, Maturing March 8, 2008	1,050,400
Mueller Group, Inc.
2,850,000	Term Loan, 6.51%, Maturing October 3, 2012	2,890,715
NCI Building Systems, Inc.
500,000	Term Loan, 5.85%, Maturing June 18, 2010	503,125
Newkirk Master, L.P.
3,592,428	Term Loan, 6.06%, Maturing August 11, 2008	3,624,987
Nortek, Inc.
5,036,250	Term Loan, 5.91%, Maturing August 27, 2011	5,089,760

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Panolam Industries Holdings, Inc.
$700,000	Term Loan, 6.77%, Maturing September 30, 2012	$710,500
Ply Gem Industries, Inc.
1,676,608	Term Loan, 6.16%, Maturing February 12, 2011	1,684,991
246,368	Term Loan, 6.16%, Maturing February 12, 2011	247,600
799,005	Term Loan, 6.64%, Maturing February 12, 2011	803,000
Shea Capital I, LLC
700,000	Term Loan, 6.26%, Maturing October 27, 2011	707,875
South Edge, LLC
656,250	Term Loan, 5.31%, Maturing October 31, 2007	658,711
843,750	Term Loan, 5.56%, Maturing October 31, 2009	850,430
St. Marys Cement, Inc.
5,912,286	Term Loan, 6.02%, Maturing December 4, 2010	6,008,361
Stile Acquisition Corp.
2,255,504	Term Loan, 6.20%, Maturing April 6, 2013	2,242,113
Stile U.S. Acquisition Corp.
2,259,346	Term Loan, 6.20%, Maturing April 6, 2013	2,245,932
TE / Tousa Senior, LLC
1,700,000	Term Loan, 7.19%, Maturing August 1, 2008	1,717,000
The Woodlands Community Property Co.
1,141,000	Term Loan, 6.34%, Maturing November 30, 2007	1,149,557
357,000	Term Loan, 8.34%, Maturing November 30, 2007	362,355
Tousa/Kolter, LLC
2,305,000	Term Loan, 5.30%, Maturing January 7, 2008(2)	2,316,525
Trustreet Properties, Inc.
965,000	Term Loan, 6.09%, Maturing April 8, 2010	974,650
		$63,905,158
Business Equipment and Services — 5.9%
Acco Brands Corp.
$1,725,675	Term Loan, 5.89%, Maturing August 17, 2012	$1,746,526
Affinion Group, Inc.
2,524,884	Term Loan, 7.09%, Maturing October 17, 2012	2,489,379
Allied Security Holdings, LLC
2,736,000	Term Loan, 7.78%, Maturing June 30, 2010	2,766,780
Baker & Taylor, Inc.
2,000,000	Term Loan, 11.09%, Maturing May 6, 2011	2,025,000
Buhrmann US, Inc.
1,460,227	Term Loan, 6.11%, Maturing December 31, 2010	1,482,130
DynCorp International, LLC
1,363,150	Term Loan, 6.75%, Maturing February 11, 2011	1,368,830
Global Imaging Systems, Inc.
497,481	Term Loan, 5.43%, Maturing May 10, 2010	501,523
Info USA, Inc.
1,325,758	Term Loan, 6.53%, Maturing March 25, 2009	1,329,072

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Iron Mountain, Inc.
$3,512,511	Term Loan, 6.19%, Maturing April 2, 2011	$3,544,893
Language Line, Inc.
4,508,875	Term Loan, 8.45%, Maturing June 11, 2011	4,538,183
Mitchell International, Inc.
825,000	Term Loan, 6.15%, Maturing August 15, 2011	834,539
Protection One, Inc.
1,026,720	Term Loan, 7.60%, Maturing April 18, 2011	1,036,987
Sungard Data Systems, Inc.
14,563,500	Term Loan, 6.81%, Maturing February 11, 2013	14,680,168
Transaction Network Services, Inc.
905,510	Term Loan, 5.85%, Maturing May 4, 2012	913,433
US Investigations Services, Inc.
800,000	Term Loan, 6.57%, Maturing October 14, 2012	811,000
Western Inventory Services
575,000	Term Loan, 10.77%, Maturing October 14, 2011	579,312
Williams Scotsman, Inc.
850,000	Term Loan, 6.41%, Maturing June 28, 2010	860,891
		$41,508,646
Cable and Satellite Television — 7.8%
Adelphia Communications Corp.
$3,760,071	DIP Loan, 6.31%, Maturing March 31, 2006	$3,778,871
Atlantic Broadband Finance, LLC
4,000,000	Term Loan, 6.52%, Maturing September 1, 2011	4,065,000
Bragg Communications, Inc.
2,187,313	Term Loan, 6.24%, Maturing August 31, 2011	2,218,755
Bresnan Communications, LLC
1,884,762	Term Loan, 7.72%, Maturing September 30, 2010	1,911,562
Canadian Cable Acquisition Co., Inc.
1,980,000	Term Loan, 7.02%, Maturing July 30, 2011	2,004,750
Cebridge Connections, Inc.
1,974,937	Term Loan, 9.95%, Maturing February 23, 2010	2,041,592
Charter Communications Operating, LLC
4,993,791	Term Loan, 7.25%, Maturing April 27, 2010	4,990,086
10,355,875	Term Loan, 7.50%, Maturing April 27, 2011	10,387,026
Insight Midwest Holdings, LLC
982,500	Term Loan, 6.06%, Maturing December 31, 2009	996,501
MCC Iowa, LLC
2,262,500	Term Loan, 5.35%, Maturing March 31, 2010	2,263,509
2,962,613	Term Loan, 6.11%, Maturing February 3, 2014	3,006,358
Mediacom Illinois, LLC
4,118,875	Term Loan, 6.38%, Maturing March 31, 2013	4,178,726
NTL, Inc.
5,000,000	Term Loan, 7.14%, Maturing April 13, 2012	5,025,415

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
UGS Corp.
$5,071,269	Term Loan, 6.22%, Maturing March 31, 2012	$5,134,660
UPC Broadband Holdings B.V.
2,660,000	Term Loan, 6.80%, Maturing September 30, 2012	2,684,701
		$54,687,512
Chemicals and Plastics — 8.6%
Basell Af S.A.R.L.
$312,500	Term Loan, 6.91%, Maturing August 1, 2013	$318,017
62,500	Term Loan, 6.91%, Maturing August 1, 2013	63,403
312,500	Term Loan, 7.24%, Maturing August 1, 2014	318,017
62,500	Term Loan, 7.24%, Maturing August 1, 2014	63,491
Brenntag AG
5,500,000	Term Loan, 6.81%, Maturing February 27, 2012	5,517,418
Celanese Holdings, LLC
6,820,514	Term Loan, 6.06%, Maturing April 6, 2011	6,881,899
Gentek, Inc.
631,466	Term Loan, 6.83%, Maturing February 25, 2011	636,044
895,000	Term Loan, 9.90%, Maturing February 25, 2012	890,078
Hercules, Inc.
2,962,406	Term Loan, 5.86%, Maturing October 8, 2010	2,999,436
Hexion Specialty Chemicals, Inc.
185,000	Term Loan, 3.16%, Maturing May 31, 2012	187,717
1,078,996	Term Loan, 6.56%, Maturing May 31, 2012	1,094,844
781,342	Term Loan, 6.88%, Maturing May 31, 2012	792,818
Huntsman, LLC
5,284,049	Term Loan, 5.89%, Maturing August 16, 2012	5,312,123
Innophos, Inc.
3,003,575	Term Loan, 6.38%, Maturing August 13, 2010	3,039,867
Invista B.V.
7,875,000	Term Loan, 5.77%, Maturing April 30, 2010	7,973,438
Kraton Polymer, LLC
1,850,140	Term Loan, 6.44%, Maturing December 23, 2010	1,875,580
Mosaic Co.
1,592,000	Term Loan, 5.54%, Maturing February 21, 2012	1,610,905
Nalco Co.
6,416,248	Term Loan, 5.81%, Maturing November 4, 2010	6,512,491
PQ Corp.
582,075	Term Loan, 6.08%, Maturing February 11, 2012	586,623
Professional Paint, Inc.
1,453,500	Term Loan, 6.68%, Maturing September 30, 2011	1,460,767
Rockwood Specialties Group, Inc.
6,442,625	Term Loan, 6.47%, Maturing December 10, 2012	6,533,511
Solo Cup Co.
4,922,274	Term Loan, 6.62%, Maturing February 27, 2011	4,957,346

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Wellman, Inc.
$750,000	Term Loan, 8.25%, Maturing February 10, 2009	$765,938
		$60,391,771
Clothing / Textiles — 0.4%
Propex Fabrics, Inc.
$885,000	Term Loan, 6.28%, Maturing December 31, 2011	$887,213
St. John Knits International, Inc.
788,357	Term Loan, 6.56%, Maturing March 23, 2012	800,183
The William Carter Co.
1,465,625	Term Loan, 5.72%, Maturing July 14, 2012	1,484,404
		$3,171,800
Conglomerates — 3.9%
Amsted Industries, Inc.
$3,323,591	Term Loan, 6.64%, Maturing October 15, 2010	$3,372,059
Blount, Inc.
561,720	Term Loan, 6.57%, Maturing August 9, 2010	567,805
Euramax International, Inc.
796,000	Term Loan, 6.38%, Maturing June 28, 2012	793,637
501,316	Term Loan, 11.09%, Maturing June 28, 2013	485,650
248,684	Term Loan, 11.09%, Maturing June 28, 2013	240,913
Goodman Global Holdings, Inc.
1,329,950	Term Loan, 6.38%, Maturing December 23, 2011	1,350,730
Jarden Corp.
1,296,750	Term Loan, 5.97%, Maturing January 24, 2012	1,302,261
3,286,237	Term Loan, 6.02%, Maturing January 24, 2012	3,312,937
Johnson Diversey, Inc.
3,638,921	Term Loan, 6.01%, Maturing November 3, 2009	3,680,997
56,304	Term Loan, 6.01%, Maturing November 30, 2009	56,955
Polymer Group, Inc.
2,500,000	Term Loan, 9.34%, Maturing April 27, 2011	2,500,000
2,875,000	Term Loan, 6.42%, Maturing November 22, 2012	2,905,547
PP Acquisition Corp.
4,000,683	Term Loan, 6.47%, Maturing November 12, 2011	4,008,016
Rexnord Corp.
2,884,157	Term Loan, 6.15%, Maturing December 31, 2011	2,921,411
		$27,498,918
Containers and Glass Products — 6.9%
Berry Plastics Corp.
$2,891,177	Term Loan, 5.86%, Maturing December 2, 2011	$2,927,918

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
BWAY Corp.
$5,003,080	Term Loan, 6.56%, Maturing June 30, 2011	$5,065,618
Crown Americas, Inc.
700,000	Term Loan, 5.57%, Maturing November 15, 2012	705,250
Dr. Pepper/Seven Up Bottling Group, Inc.
4,038,126	Term Loan, 6.18%, Maturing December 19, 2010	4,101,222
Graham Packaging Holdings Co.
5,359,500	Term Loan, 6.56%, Maturing October 7, 2011	5,436,961
2,000,000	Term Loan, 8.25%, Maturing April 7, 2012	2,041,250
Graphic Packaging International, Inc.
9,117,456	Term Loan, 6.58%, Maturing August 8, 2010	9,239,402
IPG (US), Inc.
3,267,000	Term Loan, 6.12%, Maturing July 28, 2011	3,314,643
Kranson Industries, Inc.
2,577,375	Term Loan, 6.78%, Maturing July 30, 2011	2,609,592
Owens-Illinois, Inc.
2,907,870	Term Loan, 5.87%, Maturing April 1, 2007	2,923,622
2,586,212	Term Loan, 6.12%, Maturing April 1, 2008	2,605,608
Smurfit-Stone Container Corp.
656,041	Term Loan, 2.10%, Maturing November 1, 2010	664,037
1,653,991	Term Loan, 5.96%, Maturing November 1, 2011	1,674,150
5,203,629	Term Loan, 6.20%, Maturing November 1, 2011	5,267,051
		$48,576,324
Cosmetics / Toiletries — 0.8%
American Safety Razor Co.
$1,007,387	Term Loan, 7.15%, Maturing February 28, 2012	$1,022,498
Prestige Brands, Inc.
2,467,450	Term Loan, 6.32%, Maturing April 7, 2011	2,494,180
Revlon Consumer Products Corp.
1,859,375	Term Loan, 10.10%, Maturing July 9, 2010	1,918,353
		$5,435,031
Drugs — 0.8%
Warner Chilcott Corp.
$11,041	Term Loan, 0.00%, Maturing January 31, 2006(2)	$11,051
55,205	Term Loan, 0.00%, Maturing June 30, 2006(2)	55,253
1,410,613	Term Loan, 6.77%, Maturing January 18, 2012	1,411,369
651,663	Term Loan, 6.77%, Maturing January 18, 2012	652,013
3,500,703	Term Loan, 6.89%, Maturing January 18, 2012	3,502,580
		$5,632,266

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.8%
Alderwoods Group, Inc.
$975,658	Term Loan, 6.09%, Maturing September 29, 2009	$988,159
Allied Waste Industries, Inc.
1,502,486	Term Loan, 4.02%, Maturing January 15, 2012	1,511,147
3,976,180	Term Loan, 6.18%, Maturing January 15, 2012	3,999,902
Envirocare of Utah, LLC
1,667,386	Term Loan, 6.95%, Maturing April 15, 2010	1,691,008
Environmental Systems, Inc.
1,889,939	Term Loan, 7.69%, Maturing December 12, 2008	1,925,967
IESI Corp.
1,400,000	Term Loan, 6.20%, Maturing January 20, 2012	1,419,688
Sensus Metering Systems, Inc.
129,437	Term Loan, 6.44%, Maturing December 17, 2010	130,974
829,636	Term Loan, 6.45%, Maturing December 17, 2010	839,488
		$12,506,333
Electronics / Electrical — 3.6%
AMI Semiconductor, Inc.
$2,290,936	Term Loan, 5.72%, Maturing April 1, 2012	$2,304,299
Aspect Software, Inc.
1,200,000	Term Loan, 6.56%, Maturing September 22, 2010	1,206,750
Communications & Power, Inc.
1,775,550	Term Loan, 6.37%, Maturing July 23, 2010	1,802,183
Enersys Capital, Inc.
1,975,000	Term Loan, 6.05%, Maturing March 17, 2011	1,993,516
Fairchild Semiconductor Corp.
1,364,669	Term Loan, 5.60%, Maturing December 31, 2010	1,374,904
Invensys International Holdings Limited
3,399,279	Term Loan, 7.79%, Maturing September 4, 2009	3,446,019
Rayovac Corp.
4,154,125	Term Loan, 6.15%, Maturing February 7, 2012	4,182,685
Security Co., Inc.
987,505	Term Loan, 7.31%, Maturing June 28, 2010	1,001,084
3,000,000	Term Loan, 11.25%, Maturing June 30, 2011	3,041,250
SSA Global Technologies, Inc.
498,750	Term Loan, 5.97%, Maturing September 22, 2011	500,932
Telcordia Technologies, Inc.
2,189,000	Term Loan, 6.91%, Maturing September 15, 2012	2,173,268
Vertafore, Inc.
961,876	Term Loan, 7.11%, Maturing December 22, 2010	971,495
500,000	Term Loan, 10.19%, Maturing December 22, 2011	507,500
Viasystems, Inc.
741,266	Term Loan, 8.38%, Maturing September 30, 2009	751,458
		$25,257,343

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing — 1.1%
Ashtead Group, PLC
$2,970,000	Term Loan, 6.13%, Maturing November 12, 2009	$2,996,605
Maxim Crane Works, L.P.
1,528,997	Term Loan, 9.63%, Maturing January 28, 2012	1,569,771
United Rentals, Inc.
334,029	Term Loan, 2.87%, Maturing February 14, 2011	337,829
3,126,297	Term Loan, 6.45%, Maturing February 14, 2011	3,161,859
		$8,066,064
Farming / Agriculture — 0.1%
Central Garden & Pet Co.
$610,348	Term Loan, 5.94%, Maturing May 19, 2009	$619,121
		$619,121
Financial Intermediaries — 2.6%
AIMCO Properties, L.P.
$1,450,000	Term Loan, 6.03%, Maturing November 2, 2009	$1,470,391
500,000	Term Loan, 6.23%, Maturing November 2, 2009	507,657
Coinstar, Inc.
5,012,750	Term Loan, 6.10%, Maturing July 7, 2011	5,103,607
Corrections Corp. of America
1,215,709	Term Loan, 5.84%, Maturing March 31, 2008	1,232,425
Fidelity National Information Solutions, Inc.
7,135,012	Term Loan, 5.86%, Maturing March 9, 2013	7,164,637
The Macerich Partnership, L.P.
1,476,077	Term Loan, 5.85%, Maturing April 25, 2006	1,477,922
1,350,000	Term Loan, 7.50%, Maturing April 25, 2010	1,359,281
		$18,315,920
Food Products — 1.7%
Acosta Sales Co., Inc.
$3,421,875	Term Loan, 7.75%, Maturing August 13, 2010	$3,430,430
Chiquita Brands, LLC
763,088	Term Loan, 6.20%, Maturing June 28, 2012	769,288
Del Monte Corp.
975,100	Term Loan, 5.73%, Maturing February 8, 2012	988,386
Doane Pet Care Co.
600,000	Term Loan, 6.49%, Maturing October 21, 2012	608,250
Dole Food Company, Inc.
1,213,464	Term Loan, 5.73%, Maturing April 18, 2012	1,225,220
Herbalife International, Inc.
281,250	Term Loan, 5.95%, Maturing December 21, 2010	283,447
Michael Foods, Inc.
600,000	Term Loan, 6.17%, Maturing November 21, 2010	600,000

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
Pinnacle Foods Holdings Corp.
$1,906,371	Term Loan, 7.31%, Maturing November 25, 2010	$1,933,061
Reddy Ice Group, Inc.
2,190,000	Term Loan, 5.87%, Maturing August 9, 2012	2,211,217
		$12,049,299
Food Service — 3.4%
AFC Enterprises, Inc.
$907,725	Term Loan, 6.31%, Maturing May 11, 2011	$919,072
Buffets, Inc.
1,000,000	Term Loan, 6.78%, Maturing June 28, 2009	1,010,000
1,285,225	Term Loan, 7.16%, Maturing June 28, 2009	1,298,077
Burger King Corp.
1,022,438	Term Loan, 5.83%, Maturing June 30, 2012	1,035,058
Carrols Corp.
583,963	Term Loan, 6.56%, Maturing December 31, 2010	593,178
CKE Restaurants, Inc.
2,178,450	Term Loan, 6.19%, Maturing May 1, 2010	2,202,958
Denny's, Inc.
2,530,892	Term Loan, 7.30%, Maturing September 21, 2009	2,576,238
Domino's, Inc.
6,821,059	Term Loan, 5.81%, Maturing June 25, 2010	6,910,585
Gate Gourmet Borrower, LLC
481,561	Term Loan, 11.59%, Maturing December 31, 2008	482,163
1,053,222	Term Loan, 9.50%, Maturing December 31, 2009(4)	1,026,892
Jack in the Box, Inc.
984,962	Term Loan, 5.57%, Maturing January 8, 2011	995,427
Weight Watchers International, Inc.
4,455,000	Term Loan, 5.67%, Maturing March 31, 2010	4,506,976
		$23,556,624
Food / Drug Retailers — 1.9%
General Nutrition Centers, Inc.
$1,014,884	Term Loan, 7.31%, Maturing December 7, 2009	$1,028,839
Giant Eagle, Inc.
2,075,000	Term Loan, 5.77%, Maturing November 7, 2012	2,086,024
Roundy's Supermarkets, Inc.
3,825,000	Term Loan, 7.11%, Maturing November 3, 2011	3,813,047
The Jean Coutu Group (PJC), Inc.
5,907,492	Term Loan, 6.50%, Maturing July 30, 2011	5,952,720
The Pantry, Inc.
317,035	Term Loan, 6.47%, Maturing March 12, 2011	318,620
		$13,199,250

Principal Amount	Borrower/Tranche Description	Value
Forest Products — 2.8%
Appleton Papers, Inc.
$3,617,585	Term Loan, 6.58%, Maturing June 11, 2010	$3,656,586
Boise Cascade Holdings, LLC
3,515,269	Term Loan, 5.81%, Maturing October 29, 2011	3,562,138
Buckeye Technologies, Inc.
2,282,290	Term Loan, 6.08%, Maturing March 15, 2010	2,297,981
Koch Cellulose, LLC
1,088,377	Term Loan, 5.59%, Maturing May 7, 2011	1,094,953
3,527,617	Term Loan, 5.77%, Maturing May 7, 2011	3,548,931
NewPage Corp.
2,892,750	Term Loan, 7.13%, Maturing May 2, 2011	2,925,293
RLC Industries Co.
1,242,642	Term Loan, 5.52%, Maturing February 24, 2010	1,248,855
Xerium Technologies, Inc.
1,492,512	Term Loan, 6.02%, Maturing May 18, 2012	1,505,572
		$19,840,309
Healthcare — 8.9%
Alliance Imaging, Inc.
$500,000	Term Loan, 6.49%, Maturing December 29, 2011	$504,922
AMN Healthcare, Inc.
600,000	Term Loan, 6.23%, Maturing November 2, 2011	605,250
AMR HoldCo, Inc.
858,513	Term Loan, 6.61%, Maturing February 10, 2012	867,366
Carl Zeiss Topco GMBH
410,000	Term Loan, 6.95%, Maturing February 28, 2013	412,563
820,000	Term Loan, 7.45%, Maturing February 28, 2014	826,150
375,000	Term Loan, 9.70%, Maturing August 31, 2014	382,031
Colgate Medical, Ltd.
504,785	Term Loan, 6.01%, Maturing December 30, 2008	509,833
Community Health Systems, Inc.
9,636,685	Term Loan, 6.16%, Maturing August 19, 2011	9,763,166
Concentra Operating Corp.
2,675,000	Term Loan, 6.05%, Maturing September 30, 2011	2,711,225
Davita Inc.
8,075,000	Term Loan, 6.41%, Maturing October 5, 2012	8,198,927
Encore Medical IHC, Inc.
1,647,891	Term Loan, 7.36%, Maturing October 4, 2010	1,666,430
Envision Worldwide, Inc.
1,384,444	Term Loan, 9.01%, Maturing September 30, 2010	1,391,367
FHC Health Systems, Inc.
2,000,000	Term Loan, 12.87%, Maturing February 7, 2011	2,030,000
Genoa Healthcare Group, LLC
480,000	Term Loan, 7.24%, Maturing August 12, 2012	483,750

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Hanger Orthopedic Group, Inc.
$2,468,511	Term Loan, 7.75%, Maturing September 30, 2009	$2,500,910
Healthcare Partners, LLC
443,625	Term Loan, 5.82%, Maturing March 2, 2011	447,368
Healthsouth Corp.
1,027,425	Term Loan, 6.53%, Maturing June 14, 2007	1,033,365
285,000	Term Loan, 3.55%, Maturing March 21, 2010	286,648
Iasis Healthcare, LLC
3,950,000	Term Loan, 6.30%, Maturing June 16, 2011	4,007,603
Kinetic Concepts, Inc.
1,482,724	Term Loan, 5.78%, Maturing August 11, 2010	1,498,478
Leiner Health Products, Inc.
2,468,750	Term Loan, 7.70%, Maturing May 27, 2011	2,488,809
Lifecare Holdings, Inc.
975,000	Term Loan, 6.34%, Maturing August 11, 2012	931,430
Lifepoint Hospitals, Inc.
4,503,861	Term Loan, 6.19%, Maturing April 15, 2012	4,535,879
Magellan Health Services, Inc.
2,162,162	Term Loan, 3.76%, Maturing August 15, 2008	2,186,486
2,945,946	Term Loan, 5.87%, Maturing August 15, 2008	2,979,088
Medcath Holdings Corp.
1,045,438	Term Loan, 6.77%, Maturing July 2, 2011	1,052,952
National Mentor, Inc.
906,561	Term Loan, 6.80%, Maturing September 30, 2011	918,460
Renal Advantage, Inc.
375,000	Term Loan, 6.61%, Maturing October 5, 2012	379,336
Select Medical Holding Corp.
2,351,950	Term Loan, 6.12%, Maturing February 24, 2012	2,355,871
Talecris Biotherapeutics, Inc.
1,119,375	Term Loan, 7.62%, Maturing March 31, 2010	1,113,778
Vanguard Health Holding Co., LLC
1,364,688	Term Loan, 6.21%, Maturing September 23, 2011	1,382,599
VWR International, Inc.
1,996,000	Term Loan, 6.69%, Maturing April 7, 2011	2,024,693
		$62,476,733
Home Furnishings — 1.5%
Knoll, Inc.
$2,085,000	Term Loan, 6.09%, Maturing October 3, 2012	$2,114,102
National Bedding Company, LLC
550,000	Term Loan, 9.10%, Maturing August 31, 2012	536,938
Sealy Mattress Co.
2,731,858	Term Loan, 5.90%, Maturing April 6, 2012	2,765,154
Simmons Co.
5,197,283	Term Loan, 5.97%, Maturing December 19, 2011	5,260,628
		$10,676,822

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment — 1.2%
Alliance Laundry Holdings, LLC
$551,650	Term Loan, 6.34%, Maturing January 27, 2012	$559,925
Douglas Dynamics Holdings, Inc.
1,009,487	Term Loan, 5.77%, Maturing December 16, 2010	1,017,058
Flowserve Corp.
2,400,000	Term Loan, 5.91%, Maturing August 10, 2012	2,433,751
Gleason Corp.
541,101	Term Loan, 6.70%, Maturing July 27, 2011	547,865
1,990,000	Term Loan, 9.82%, Maturing January 31, 2012	2,024,825
Itron, Inc.
337,838	Term Loan, 6.02%, Maturing December 17, 2010	340,372
Mainline, L.P.
1,351,000	Term Loan, 6.30%, Maturing December 17, 2011	1,371,265
		$8,295,061
Insurance — 1.2%
CCC Information Services Group, Inc.
$2,690,540	Term Loan, 6.97%, Maturing August 20, 2010	$2,697,266
Conseco, Inc.
3,642,323	Term Loan, 6.14%, Maturing June 22, 2010	3,681,023
U.S.I. Holdings Corp.
970,113	Term Loan, 6.74%, Maturing August 11, 2008	974,358
1,384,538	Term Loan, 6.74%, Maturing August 11, 2008	1,390,595
		$8,743,242
Leisure Goods / Activities / Movies — 8.3%
24 Hour Fitness Worldwide, Inc.
$1,865,000	Term Loan, 6.78%, Maturing June 8, 2012	$1,894,141
Alliance Atlantis Communications, Inc.
694,510	Term Loan, 5.92%, Maturing December 31, 2011	698,272
Cinemark, Inc.
4,929,937	Term Loan, 6.53%, Maturing March 31, 2011	4,990,945
Fender Musical Instruments Co.
785,000	Term Loan, 8.72%, Maturing March 30, 2012	790,888
Loews Cineplex Entertainment Corp.
8,472,987	Term Loan, 6.35%, Maturing July 30, 2011	8,527,265
Mega Blocks, Inc.
1,820,438	Term Loan, 6.54%, Maturing July 26, 2012	1,843,763
Metro-Goldwyn-Mayer Holdings, Inc.
11,220,000	Term Loan, 6.27%, Maturing April 8, 2012	11,303,510
Regal Cinemas Corp.
9,583,159	Term Loan, 6.02%, Maturing November 10, 2010	9,694,966
Riddell Bell Holdings, Inc.
990,000	Term Loan, 6.16%, Maturing September 30, 2011	1,006,293

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Six Flags Theme Parks, Inc.
$8,002,817	Term Loan, 6.67%, Maturing June 30, 2009	$8,102,852
Universal City Development Partners, Ltd.
2,064,400	Term Loan, 6.24%, Maturing June 9, 2011	2,094,505
WMG Acquisition Corp.
6,452,560	Term Loan, 6.41%, Maturing February 28, 2011	6,528,029
Yankees Holdings & YankeeNets, LLC
628,571	Term Loan, 6.59%, Maturing June 25, 2007	631,714
		$58,107,143
Lodging and Casinos — 4.8%
Alliance Gaming Corp.
$2,783,302	Term Loan, 8.77%, Maturing September 5, 2009	$2,788,087
Ameristar Casinos, Inc.
1,225,000	Term Loan, 5.87%, Maturing November 10, 2012	1,234,698
CCM Merger, Inc.
1,592,263	Term Loan, 6.05%, Maturing April 25, 2012	1,605,399
CNL Resort Hotel, L.P.
1,750,000	Term Loan, 7.00%, Maturing August 18, 2006	1,754,375
Columbia Entertainment
339,286	Term Loan, 6.66%, Maturing October 24, 2011	342,467
Globalcash Access, LLC
725,132	Term Loan, 6.47%, Maturing March 10, 2010	736,009
Isle of Capri Casinos, Inc.
2,511,025	Term Loan, 5.94%, Maturing February 4, 2012	2,538,332
Marina District Finance Co., Inc.
4,540,688	Term Loan, 5.91%, Maturing October 14, 2011	4,583,256
Penn National Gaming, Inc.
7,275,000	Term Loan, 6.04%, Maturing October 3, 2012	7,377,876
Pinnacle Entertainment, Inc.
1,100,000	Term Loan, 7.22%, Maturing August 27, 2010	1,107,563
1,233,440	Term Loan, 7.22%, Maturing August 27, 2010	1,243,462
Resorts International Holdings, LLC
1,194,783	Term Loan, 6.53%, Maturing April 26, 2012	1,202,848
1,505,000	Term Loan, 10.27%, Maturing April 26, 2013	1,471,138
Venetian Casino Resort, LLC
3,770,887	Term Loan, 5.77%, Maturing June 15, 2011	3,806,239
777,502	Term Loan, 5.77%, Maturing June 15, 2011	784,791
Wynn Las Vegas, LLC
1,370,000	Term Loan, 6.35%, Maturing December 14, 2011	1,386,840
		$33,963,380

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals — 2.6%
Alpha Natural Resources, LLC
$500,000	Term Loan, 6.32%, Maturing October 26, 2012	$504,167
Carmeuse Lime, Inc.
682,500	Term Loan, 6.00%, Maturing May 2, 2011	687,619
Foundation Coal Corp.
5,719,628	Term Loan, 5.85%, Maturing July 30, 2011	5,821,706
ICG, LLC
940,501	Term Loan, 6.88%, Maturing November 5, 2010	944,420
International Mill Service, Inc.
2,000,000	Term Loan, 10.22%, Maturing October 26, 2011	2,030,000
Magnequench International, Inc.
2,550,000	Term Loan, 7.75%, Maturing August 31, 2009	2,556,375
Murray Energy Corp.
972,650	Term Loan, 7.22%, Maturing January 28, 2010	978,121
Novelis, Inc.
1,091,077	Term Loan, 6.01%, Maturing January 6, 2012	1,103,522
1,898,019	Term Loan, 6.01%, Maturing January 6, 2012	1,919,668
Stillwater Mining Co.
391,874	Term Loan, 7.50%, Maturing June 30, 2007	396,282
Trout Coal Holdings, LLC
1,600,000	Term Loan, 10.83%, Maturing March 23, 2012	1,588,000
		$18,529,880
Oil and Gas — 4.5%
Coffeyville Resources, LLC
$850,000	Term Loan, 10.81%, Maturing June 24, 2013	$880,813
Dresser, Inc.
2,873,171	Term Loan, 6.72%, Maturing March 31, 2007	2,901,006
El Paso Corp.
2,205,750	Term Loan, 5.27%, Maturing November 23, 2009	2,217,238
3,617,430	Term Loan, 6.81%, Maturing November 23, 2009	3,641,294
Epco Holdings, Inc.
1,785,000	Term Loan, 6.46%, Maturing August 18, 2010	1,812,053
Key Energy Services, Inc.
1,335,000	Term Loan, 7.18%, Maturing June 30, 2012	1,355,582
LB Pacific, L.P.
1,629,325	Term Loan, 6.95%, Maturing March 3, 2012	1,654,783
Lyondell-Citgo Refining, L.P.
3,456,250	Term Loan, 6.19%, Maturing May 21, 2007	3,508,094
Targa Resources, Inc.
1,855,000	Term Loan, 6.83%, Maturing October 31, 2007	1,861,956
1,410,000	Term Loan, 4.08%, Maturing October 31, 2012	1,419,341
2,535,000	Term Loan, 6.63%, Maturing October 31, 2012	2,551,794

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Universal Compression, Inc.
$1,144,250	Term Loan, 5.59%, Maturing February 15, 2012	$1,157,838
Williams Production RMT Co.
6,415,873	Term Loan, 6.37%, Maturing May 30, 2008	6,484,042
		$31,445,834
Publishing — 6.9%
American Media Operations, Inc.
$994,792	Term Loan, 6.81%, Maturing April 1, 2008	$1,004,118
CBD Media, LLC
3,886,975	Term Loan, 6.62%, Maturing December 31, 2009	3,945,280
Dex Media East, LLC
4,133,963	Term Loan, 5.92%, Maturing May 8, 2009	4,158,511
Dex Media West, LLC
3,799,400	Term Loan, 5.96%, Maturing March 9, 2010	3,822,436
Freedom Communications
1,962,623	Term Loan, 5.38%, Maturing May 18, 2012	1,978,324
Herald Media, Inc.
1,000,000	Term Loan, 9.78%, Maturing January 22, 2012	1,013,125
Journal Register Co.
5,000,000	Term Loan, 5.69%, Maturing August 12, 2012	5,030,470
Liberty Group Operating, Inc.
1,483,669	Term Loan, 6.38%, Maturing February 28, 2012	1,497,347
Medianews Group, Inc.
559,190	Term Loan, 5.47%, Maturing August 25, 2010	560,821
Merrill Communications, LLC
5,481,926	Term Loan, 6.72%, Maturing July 30, 2009	5,550,450
Morris Publishing Group, LLC
2,927,875	Term Loan, 5.88%, Maturing March 31, 2011	2,942,514
Nebraska Book Co., Inc.
1,470,075	Term Loan, 6.70%, Maturing March 4, 2011	1,483,857
R.H. Donnelley Corp.
194,812	Term Loan, 5.81%, Maturing December 31, 2009	195,664
9,826,928	Term Loan, 5.70%, Maturing June 30, 2011	9,882,676
Source Media, Inc.
480,500	Term Loan, 6.27%, Maturing November 8, 2011	487,407
250,000	Term Loan, 9.29%, Maturing August 30, 2012	254,297
Xerox Corp.
2,000,000	Term Loan, 5.97%, Maturing September 30, 2008	2,020,000
Xsys US, Inc.
1,254,256	Term Loan, 6.77%, Maturing December 31, 2012	1,263,663
1,281,126	Term Loan, 7.27%, Maturing December 31, 2013	1,297,140
		$48,388,100

Principal Amount	Borrower/Tranche Description	Value
Radio and Television — 6.0%
Adams Outdoor Advertising, L.P.
$3,626,624	Term Loan, 6.20%, Maturing November 18, 2012	$3,680,269
ALM Media Holdings, Inc.
1,194,000	Term Loan, 6.52%, Maturing March 5, 2010	1,194,995
DirecTV Holdings, LLC
3,993,333	Term Loan, 5.51%, Maturing April 13, 2013	4,034,932
Emmis Operating Co.
2,970,000	Term Loan, 5.89%, Maturing November 10, 2011	2,990,606
Entravision Communications Corp.
1,475,000	Term Loan, 5.55%, Maturing September 29, 2013	1,487,353
Gray Television, Inc.
1,566,075	Term Loan, 5.71%, Maturing November 22, 2015	1,571,948
HIT Entertainment, Inc.
1,325,000	Term Loan, 6.46%, Maturing March 20, 2012	1,331,459
NEP Supershooters, L.P.
1,898,008	Term Loan, 12.02%, Maturing August 3, 2011	1,888,518
Nexstar Broadcasting, Inc.
2,043,211	Term Loan, 5.77%, Maturing October 1, 2012	2,057,683
2,079,887	Term Loan, 5.77%, Maturing October 1, 2012	2,094,619
NextMedia Operating, Inc.
138,462	Term Loan, 0.00%, Maturing November 15, 2012(2)	139,615
311,538	Term Loan, 6.12%, Maturing November 15, 2012	314,135
PanAmSat Corp.
6,897,453	Term Loan, 5.86%, Maturing August 20, 2011	6,987,671
Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 9.13%, Maturing October 6, 2013	611,719
Rainbow National Services, LLC
3,582,000	Term Loan, 7.19%, Maturing March 31, 2012	3,618,716
Raycom TV Broadcasting, Inc.
2,000,000	Term Loan, 5.88%, Maturing October 6, 2011	2,007,500
4,000,000	Term Loan, 6.06%, Maturing February 24, 2012	4,015,000
Spanish Broadcasting System, Inc.
1,300,000	Term Loan, 8.02%, Maturing June 10, 2013	1,320,855
Young Broadcasting, Inc.
812,963	Term Loan, 6.42%, Maturing November 3, 2012	819,568
		$42,167,161
Rail Industries — 0.8%
Kansas City Southern Industries, Inc.
$759,263	Term Loan, 5.76%, Maturing March 30, 2008	$764,403
Railamerica, Inc.
4,047,217	Term Loan, 6.69%, Maturing September 29, 2011	4,112,142
478,420	Term Loan, 6.69%, Maturing September 29, 2011	486,095
		$5,362,640

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) — 5.4%
Advance Stores Company, Inc.
$163,924	Term Loan, 5.60%, Maturing September 30, 2010	$165,922
97,199	Term Loan, 5.66%, Maturing September 30, 2010	98,384
Alimentation Couche-Tard, Inc.
3,627,087	Term Loan, 5.88%, Maturing December 17, 2010	3,672,425
American Achievement Corp.
2,243,736	Term Loan, 6.53%, Maturing March 25, 2011	2,277,392
Amscan Holdings, Inc.
987,500	Term Loan, 6.77%, Maturing April 30, 2012	993,672
FTD, Inc.
1,599,652	Term Loan, 6.47%, Maturing February 28, 2011	1,622,647
Harbor Freight Tools USA, Inc.
2,442,993	Term Loan, 6.62%, Maturing July 15, 2010	2,469,560
Home Interiors & Gifts, Inc.
2,858,268	Term Loan, 9.22%, Maturing March 31, 2011	2,633,179
Josten's Corp.
5,491,000	Term Loan, 5.94%, Maturing October 4, 2010	5,574,222
900,000	Term Loan, 6.44%, Maturing October 4, 2010	905,063
Mapco Express, Inc.
675,308	Term Loan, 6.72%, Maturing April 28, 2011	684,382
Movie Gallery, Inc.
1,182,037	Term Loan, 7.83%, Maturing April 27, 2011	1,133,700
Neiman Marcus Group, Inc.
1,075,000	Term Loan, 6.48%, Maturing April 5, 2013	1,081,108
Oriental Trading Co., Inc.
2,194,147	Term Loan, 6.31%, Maturing August 4, 2010	2,207,861
Rent-A-Center, Inc.
3,959,900	Term Loan, 5.46%, Maturing June 30, 2010	4,006,429
Savers, Inc.
722,822	Term Loan, 7.40%, Maturing August 4, 2009	729,147
1,500,000	Term Loan, 12.22%, Maturing August 4, 2010	1,518,750
School Specialty, Inc.
2,750,000	Term Loan, 6.32%, Maturing September 29, 2012	2,753,438
Travelcenters of America, Inc.
3,440,000	Term Loan, 5.71%, Maturing November 30, 2008	3,481,710
		$38,008,991
Surface Transport — 0.8%
Horizon Lines, LLC
$2,987,188	Term Loan, 6.27%, Maturing July 7, 2011	$3,027,640
Sirva Worldwide, Inc.
2,524,118	Term Loan, 8.09%, Maturing December 1, 2010	2,418,945
		$5,446,585

Principal Amount	Borrower/Tranche Description	Value
Telecommunications — 5.5%
AAT Communications Corp.
$1,370,000	Term Loan, 7.16%, Maturing July 29, 2013	$1,391,978
Alaska Communications Systems Holdings, Inc.
1,105,000	Term Loan, 6.02%, Maturing February 11, 2012	1,119,641
Cellular South, Inc.
1,329,135	Term Loan, 5.97%, Maturing May 4, 2011	1,344,919
Centennial Cellular Operating Co., LLC
4,924,812	Term Loan, 6.40%, Maturing February 9, 2011	4,952,130
Cincinnati Bell, Inc.
725,000	Term Loan, 5.48%, Maturing August 31, 2012	729,984
Consolidated Communications, Inc.
4,496,651	Term Loan, 5.92%, Maturing July 27, 2015	4,541,618
D&E Communications, Inc.
1,475,955	Term Loan, 6.27%, Maturing December 31, 2011	1,487,025
Fairpoint Communications, Inc.
3,235,000	Term Loan, 5.81%, Maturing February 8, 2012	3,249,962
Hawaiian Telcom Communications, Inc.
830,000	Term Loan, 6.28%, Maturing October 31, 2012	839,441
Intelsat, Ltd.
2,000,000	Term Loan, 5.81%, Maturing July 28, 2011	2,019,376
Iowa Telecommunications Services
688,000	Term Loan, 5.71%, Maturing November 23, 2011	695,525
IPC Acquisition Corp.
520,000	Term Loan, 6.85%, Maturing August 5, 2011	523,900
Madison River Capital, LLC
600,000	Term Loan, 6.59%, Maturing July 31, 2012	608,719
NTelos, Inc.
1,344,837	Term Loan, 6.53%, Maturing February 18, 2011	1,357,109
Qwest Corp.
4,000,000	Term Loan, 9.02%, Maturing June 4, 2007	4,108,332
Stratos Global Corp.
1,128,000	Term Loan, 6.27%, Maturing December 3, 2010	1,128,000
Triton PCS, Inc.
3,202,138	Term Loan, 7.47%, Maturing November 18, 2009	3,222,650
Valor Telecom Enterprise, LLC
3,148,667	Term Loan, 5.81%, Maturing February 14, 2012	3,186,548
Westcom Corp.
929,297	Term Loan, 6.99%, Maturing December 17, 2010	934,524
1,000,000	Term Loan, 11.24%, Maturing May 17, 2011	1,019,375
		$38,460,756
Utilities — 4.1%
Allegheny Energy Supply Co., LLC
$4,490,900	Term Loan, 5.79%, Maturing March 8, 2011	$4,544,791

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Cellnet Technology, Inc.
$653,363	Term Loan, 7.17%, Maturing April 26, 2012	$655,813
Cogentrix Delaware Holdings, Inc.
1,615,568	Term Loan, 5.78%, Maturing April 14, 2012	1,635,258
Covanta Energy Corp.
1,160,976	Term Loan, 3.86%, Maturing June 24, 2012	1,177,665
936,677	Term Loan, 6.96%, Maturing June 24, 2012	950,142
800,000	Term Loan, 9.58%, Maturing June 24, 2013	806,000
Energy Transfer Company, L.P.
1,795,000	Term Loan, 6.81%, Maturing June 16, 2012	1,804,537
KGen, LLC
995,000	Term Loan, 6.65%, Maturing August 5, 2011	993,756
La Paloma Generating Co., LLC
340,000	Term Loan, 5.77%, Maturing August 16, 2012	342,975
27,079	Term Loan, 5.77%, Maturing August 16, 2012	27,316
55,738	Term Loan, 5.91%, Maturing August 16, 2012	56,225
NRG Energy, Inc.
2,503,114	Term Loan, 3.92%, Maturing December 24, 2011	2,519,279
3,191,781	Term Loan, 5.90%, Maturing December 24, 2011	3,212,393
Petrohawk Energy Corp.
1,450,000	Term Loan, 8.63%, Maturing July 28, 2010	1,460,875
Pike Electric, Inc.
2,311,847	Term Loan, 6.38%, Maturing July 1, 2012	2,340,745
628,113	Term Loan, 6.44%, Maturing July 1, 2012	635,965
Plains Resources, Inc.
698,250	Term Loan, 6.40%, Maturing July 23, 2010	705,669
Reliant Energy, Inc.
1,764,536	Term Loan, 6.12%, Maturing December 22, 2010	1,767,294
Texas Genco, LLC
976,057	Term Loan, 5.89%, Maturing December 14, 2011	978,726
2,357,147	Term Loan, 5.90%, Maturing December 14, 2011	2,363,591
		$28,979,015
	Total Senior, Floating Rate Interests (identified cost $968,422,990)	$972,682,314

Corporate Bonds & Notes — 14.7%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.3%
Argo Tech Corp., Sr. Notes
$1,500	9.25%, 6/1/11	$1,556,250
BE Aerospace, Sr. Sub. Notes, Series B
65	8.00%, 3/1/08	65,406
Sequa Corp.
500	8.875%, 4/1/08	522,500
Standard Aero Holdings, Inc.
40	8.25%, 9/1/14	33,400
		$2,177,556
Automotive — 0.7%
Altra Industrial Motion, Inc.
$70	9.50%, 12/1/11(6)	$68,250
Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13(6)	108,625
Dana Credit Corp.
110	8.375%, 8/15/07(6)	105,325
Ford Motor Credit Co.
110	6.50%, 1/25/07	106,840
795	7.375%, 10/28/09	731,389
375	7.875%, 6/15/10	351,775
Ford Motor Credit Co., Variable Rate
990	7.26%, 11/2/07	970,430
General Motors Acceptance Corp.
270	6.125%, 9/15/06	260,518
45	7.00%, 2/1/12	40,575
1,100	8.00%, 11/1/31	1,081,595
Keystone Automotive Operations, Inc., Sr. Sub. Notes
455	9.75%, 11/1/13	427,700
Metaldyne Corp., Sr. Notes
395	10.00%, 11/1/13(6)	355,500
Tenneco Automotive, Inc.
280	8.625%, 11/15/14	262,850
Tenneco Automotive, Inc., Series B
45	10.25%, 7/15/13	49,387
Visteon Corp., Sr. Notes
200	8.25%, 8/1/10	175,000
		$5,095,759
Brokers / Dealers / Investment Houses — 0.0%
E*Trade Financial Corp., Sr. Notes
$15	8.00%, 6/15/11	$15,412
		$15,412

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Building and Development — 0.6%
Coleman Cable, Inc.
$115	9.875%, 10/1/12	$98,325
Collins & Aikman Floor Cover
400	9.75%, 2/15/10	370,000
General Cable Corp., Sr. Notes
90	9.50%, 11/15/10	96,300
MAAX Corp., Sr. Sub. Notes
750	9.75%, 6/15/12	603,750
Mueller Group, Inc., Sr. Sub. Notes
600	10.00%, 5/1/12	636,000
Mueller Holdings, Inc., Disc. Notes
120	14.75%, (0.00% until 2009), 4/15/14	90,900
Nortek, Inc., Sr. Sub Notes
530	8.50%, 9/1/14	511,450
NTK Holdings, Inc., Sr. Disc. Notes
250	10.75%, (0.00% until 2009), 3/1/14	152,500
Panolam Industries International, Sr. Sub. Notes
220	10.75%, 10/1/13(6)	212,300
Ply Gem Industries, Inc., Sr. Sub. Notes
470	9.00%, 2/15/12	404,200
RMCC Acquisition Co., Sr. Sub. Notes
620	9.50%, 11/1/12(6)	626,200
Stanley-Martin Co.
90	9.75%, 8/15/15(6)	84,150
		$3,886,075
Business Equipment and Services — 0.6%
Hydrochem Industrial Services, Inc., Sr. Sub Notes
$80	9.25%, 2/15/13(6)	$77,200
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,040	9.875%, 8/15/11	1,097,200
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK)
182	11.75%, 1/1/12(5)	180,185
Safety Products Holdings, Sr. Notes (PIK)
100	11.75%, 1/1/12(5)(6)	99,104
Sungard Data Systems, Inc., Sr. Notes
445	9.125%, 8/15/13(6)	462,800
Sungard Data Systems, Inc., Sr. Notes, Variable Rate
110	8.525%, 8/15/13(6)	114,537
Sungard Data Systems, Inc., Sr. Sub. Notes
380	10.25%, 8/15/15(6)	385,700
United Rentals North America, Inc.
80	6.50%, 2/15/12	77,400

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
United Rentals North America, Inc., Sr. Sub. Notes
$1,000	7.75%, 11/15/13	$967,500
670	7.00%, 2/15/14	623,100
		$4,084,726
Cable and Satellite Television — 0.8%
CCO Holdings LLC / Capital Corp., Sr. Notes
$785	8.75%, 11/15/13(6)	$757,525
CCO Holdings LLC / CCO Capital Corp., Sr. Notes
1,000	8.75%, 11/15/13	965,000
Charter Communications Holdings II, LLC, Sr. Notes
210	10.25%, 9/15/10	210,000
CSC Holdings, Inc., Sr. Notes
110	6.75%, 4/15/12(6)	105,050
CSC Holdings, Inc., Sr. Notes, Series B
115	7.625%, 4/1/11	115,000
Insight Communications, Sr. Disc. Notes
295	12.25%, (0.00% until 2006), 2/15/11	308,644
Kabel Deutschland GMBH
560	10.625%, 7/1/14(6)	604,800
Ono Finance PLC, Sr. Notes
95	14.00%, 2/15/11	103,312
UGS Corp.
2,140	10.00%, 6/1/12	2,343,300
		$5,512,631
Chemicals and Plastics — 1.0%
Avecia Group PLC
$57	11.00%, 7/1/09	$58,995
Aventine Renewable Energy Holdings, Inc., Variable Rate
110	9.87%, 12/15/11(6)	114,950
BCP Crystal Holdings Corp., Sr. Sub Notes
435	9.625%, 6/15/14	484,481
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,115	9.00%, 7/15/14(6)	1,106,637
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
1,004	10.50%, (0.00% until 2009), 10/1/14	707,820
Innophos, Inc., Sr. Sub. Notes
335	8.875%, 8/15/14(6)	338,350
Nova Chemicals Corp., Sr. Notes, Variable Rate
330	7.561%, 11/15/13(6)	338,250
OM Group, Inc.
2,010	9.25%, 12/15/11	1,979,850

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Polyone Corp., Sr. Notes
$775	10.625%, 5/15/10	$802,125
Rhodia SA, Sr. Notes
155	10.25%, 6/1/10	170,887
Rockwood Specialties Group, Sr. Sub. Notes
328	10.625%, 5/15/11	356,700
Solo Cup Co., Sr. Sub. Notes
230	8.50%, 2/15/14	209,587
Tronox Worldwide/Finance, Sr. Notes
165	9.50%, 12/1/12(6)	170,775
		$6,839,407
Clothing / Textiles — 0.4%
Levi Strauss & Co., Sr. Notes
$740	12.25%, 12/15/12	$830,650
480	9.75%, 1/15/15	499,200
Levi Strauss & Co., Sr. Notes, Variable Rate
210	8.804%, 4/1/12	213,675
Oxford Industries, Inc., Sr. Notes
1,110	8.875%, 6/1/11	1,137,750
Perry Ellis International, Inc., Sr. Sub. Notes
205	8.875%, 9/15/13	206,025
Phillips Van-Heusen, Sr. Notes
50	7.25%, 2/15/11	51,000
Quiksilver, Inc., Sr. Notes
155	6.875%, 4/15/15(6)	147,250
		$3,085,550
Conglomerates — 0.2%
Amsted Industries, Inc., Sr. Notes
$1,000	10.25%, 10/15/11(6)	$1,086,250
Goodman Global Holdings, Sr. Notes, Variable Rate
135	6.41%, 6/15/12(6)	134,325
		$1,220,575
Containers and Glass Products — 0.1%
Intertape Polymer US, Inc., Sr. Sub. Notes
$950	8.50%, 8/1/14	$893,565
		$893,565
Ecological Services and Equipment — 0.2%
Allied Waste North America, Series B
$395	8.875%, 4/1/08	$417,712

Principal Amount (000's omitted)	Security	Value
Ecological Services and Equipment (continued)
Allied Waste North America, Sr. Notes, Series B
$145	8.50%, 12/1/08	$153,337
Waste Services, Inc., Sr. Sub Notes
515	9.50%, 4/15/14	517,575
		$1,088,624
Electronic / Electric — 0.2%
Advanced Micro Devices, Inc., Sr. Notes
$550	7.75%, 11/1/12	$556,875
Amkor Technologies, Inc., Sr. Notes
120	7.125%, 3/15/11	105,600
800	7.75%, 5/15/13	692,000
CPI Holdco, Inc., Sr. Notes, Variable Rate
110	9.672%, 2/1/15	107,694
		$1,462,169
Financial Intermediaries — 1.1%
Alzette, Variable Rate
$750	8.691%, 12/15/20(6)	$770,400
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	6.34%, 2/24/19(6)	762,508
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	6.10%, 4/15/19(6)	1,000,000
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	6.20%, 1/15/19(6)	1,000,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.29%, 3/8/17	1,000,000
Centurion CDO 9 Ltd., Series 2005-9A
750	8.26%, 7/17/19	750,000
First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	6.52%, 7/27/16(6)	1,000,000
Residential Capital Corp.
175	6.875%, 6/30/15	183,483
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.97%, 3/21/17(6)	1,006,400
		$7,472,791
Food Products — 0.1%
American Seafood Group, LLC
$35	10.125%, 4/15/10	$37,187
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
440	11.50%, (0.00% until 2008), 11/1/11	345,400
Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12	40,400

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Food Products (continued)
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
$80	8.25%, 12/1/13	$77,600
WH Holdings Ltd./WH Capital Corp., Sr. Notes
300	9.50%, 4/1/11	324,000
		$824,587
Food Service — 0.0%
EPL Finance Corp.
$210	11.75%, 11/15/13(6)	$208,950
		$208,950
Food / Drug Retailers — 0.1%
Rite Aid Corp.
$210	7.125%, 1/15/07	$210,525
215	8.125%, 5/1/10	216,075
		$426,600
Forest Products — 0.5%
Caraustar Industries, Inc.
$75	7.375%, 6/1/09	$72,562
Caraustar Industries, Inc., Sr. Sub. Notes
995	9.875%, 4/1/11	1,004,950
Domtar, Inc.
320	7.125%, 8/1/15	284,800
JSG Funding PLC, Sr. Notes
205	9.625%, 10/1/12	203,975
Newark Group, Inc., Sr. Sub. Notes
300	9.75%, 3/15/14	262,500
NewPage Corp.
580	10.00%, 5/1/12	574,200
Stone Container Corp., Sr. Notes
915	9.25%, 2/1/08	947,025
Stone Container Finance Canada
310	7.375%, 7/15/14	284,425
		$3,634,437
Healthcare — 1.0%
Accellent Inc.
$395	10.50%, 12/1/13(6)	$400,925
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
275	10.00%, 2/15/15(6)	291,500
Healthsouth Corp., Sr. Notes
315	7.375%, 10/1/06	316,575

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Inverness Medical Innovations, Inc., Sr. Sub. Notes
$550	8.75%, 2/15/12	$566,500
Knowledge Learning Center, Sr. Sub. Notes
180	7.75%, 2/1/15(6)	171,000
National Mentor, Inc., Sr. Sub. Notes
250	9.625%, 12/1/12(6)	258,750
Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13(6)	222,750
Service Corp. International, Sr. Notes
440	7.00%, 6/15/17(6)	437,250
US Oncology, Inc.
390	9.00%, 8/15/12	418,275
1,840	10.75%, 8/15/14	2,047,000
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
1,520	9.00%, 10/1/14	1,611,200
Ventas Realty L.P. / Capital Corp., Sr. Notes
155	7.125%, 6/1/15	161,975
VWR International, Inc., Sr. Sub. Notes
90	8.00%, 4/15/14	89,550
		$6,993,250
Home Furnishings — 0.0%
Fedders North America, Inc.
$15	9.875%, 3/1/14	$11,025
		$11,025
Industrial Equipment — 0.1%
Case New Holland, Inc., Sr. Notes
$45	9.25%, 8/1/11	$47,925
Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15(6)	218,225
Milacron Escrow Corp.
90	11.50%, 5/15/11	77,850
Thermadyne Holdings Corp., Sr. Sub. Notes
465	9.25%, 2/1/14	411,525
		$755,525
Leisure Goods / Activities / Movies — 0.7%
AMC Entertainment, Inc., Sr. Sub. Notes
$215	9.875%, 2/1/12	$212,313
Loews Cineplex Entertainment Corp.
2,220	9.00%, 8/1/14	2,233,875
Marquee Holdings, Inc., Sr. Disc. Notes
385	12.00%, (0.00% until 2009), 8/15/14	240,625

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Leisure Goods / Activities / Movies (continued)
Samsonite Corp., Sr. Sub. Notes
$1,035	8.875%, 6/1/11	$1,063,462
Six Flags Theme Parks, Inc., Sr. Notes
600	8.875%, 2/1/10	595,500
Universal City Development Partners, Sr. Notes
280	11.75%, 4/1/10	315,000
Universal City Florida, Sr. Notes, Variable Rate
375	9.00%, 5/1/10	381,562
		$5,042,337
Lodging and Casinos — 0.8%
CCM Merger, Inc.
$135	8.00%, 8/1/13(6)	$131,287
Chukchansi EDA, Sr. Notes, Variable Rate
310	8.06%, 11/15/12(6)	314,650
Greektown Holdings
225	10.75%, 12/1/13(6)	227,531
Host Marriot L.P., Series O
35	6.375%, 3/15/15	34,912
Inn of the Mountain Gods, Sr. Notes
585	12.00%, 11/15/10	611,325
Kerzner International, Sr. Sub Note
1,200	6.75%, 10/1/15(6)	1,167,000
Majestic Star Casino LLC
395	9.50%, 10/15/10	389,569
Meristar Hospitality Operations/Finance
300	10.50%, 6/15/09	317,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
110	8.00%, 4/1/12	116,600
San Pasqual Casino
345	8.00%, 9/15/13(6)	343,706
Station Casinos, Sr. Sub. Notes
240	6.875%, 3/1/16	244,800
Trump Entertainment Resorts, Inc.
1,105	8.50%, 6/1/15	1,077,375
Tunica-Biloxi Gaming Authority, Sr. Notes
265	9.00%, 11/15/15(5)(6)	266,325
Waterford Gaming LLC, Sr. Notes
376	8.625%, 9/15/12(6)	406,080
Wynn Las Vegas, LLC
120	6.625%, 12/1/14	116,550
		$5,764,960

Principal Amount (000's omitted)	Security	Value
Nonferrous Metals / Minerals — 0.1%
Aleris International, Inc.
$265	10.375%, 10/15/10	$291,169
183	9.00%, 11/15/14	191,693
Alpha Natural Resources, Sr. Notes
90	10.25%, 6/1/12	97,650
		$580,512
Oil and Gas — 0.5%
Clayton William Energy, Inc.
$110	7.75%, 8/1/13	$105,050
Coastal Corp., Sr. Debs.
245	9.625%, 5/15/12	267,663
El Paso Corp.
155	6.95%, 12/15/07	157,325
El Paso Corp., Sr. Notes
170	7.625%, 8/16/07	172,763
El Paso Production Holding Co.
280	7.75%, 6/1/13	288,400
Encore Acquisition Co.
265	7.25%, 12/1/17	263,013
Giant Industries
90	8.00%, 5/15/14	93,150
Hanover Compressor Co., Sr. Sub. Notes
155	0.00%, 3/31/07	138,725
Hanover Equipment Trust, Series B
55	8.75%, 9/1/11	58,300
Ocean Rig Norway AS, Sr. Notes
110	8.375%, 7/1/13(6)	116,875
Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	123,475
Petrobras International Finance Co.
60	7.75%, 9/15/14	64,350
Semgroup L.P.
290	8.75%, 11/15/15(6)	294,350
Transmontaigne, Inc., Sr. Sub. Notes
625	9.125%, 6/1/10	612,500
United Refining Co., Sr. Notes
460	10.50%, 8/15/12	492,200
Williams Cos., Inc. (The)
90	8.75%, 3/15/32	102,600
		$3,350,739

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Publishing — 0.4%
Advanstar Communications, Inc.
$1,000	10.75%, 8/15/10	$1,107,500
American Media Operations, Inc., Series B
830	10.25%, 5/1/09	765,675
CBD Media, Inc., Sr. Sub. Notes
135	8.625%, 6/1/11	138,375
Houghton Mifflin Co., Sr. Sub. Notes
670	9.875%, 2/1/13	715,225
		$2,726,775
Radio and Television — 1.5%
CanWest Media, Inc.
$290	8.00%, 9/15/12	$298,700
Emmis Communications Corp., Sr. Notes, Variable Rate
3,000	9.745%, 6/15/12	3,018,750
LBI Media, Inc.
180	10.125%, 7/15/12	191,250
Paxson Communications Corp.
105	10.75%, 7/15/08	107,888
125	12.25%, (0.00% until 2006), 1/15/09	129,219
Paxson Communications Corp., Variable Rate
4,500	6.90%, 1/15/10(6)	4,533,750
Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12(6)	121,900
Rainbow National Services, LLC, Sr. Sub. Debs.
1,470	10.375%, 9/1/14(6)	1,609,650
Sirius Satellite Radio, Sr. Notes
655	9.625%, 8/1/13(6)	643,538
		$10,654,645
Rail Industries — 0.0%
TFM SA de C.V., Sr. Notes
$95	12.50%, 6/15/12	$108,775
		$108,775
Retailers (Except Food and Drug) — 0.4%
Affinity Group, Inc., Sr. Sub. Notes
$710	9.00%, 2/15/12	$711,775
GSC Holdings Corp.
910	8.00%, 10/1/12(6)	882,700
GSC Holdings Corp., Variable Rate
540	7.875%, 10/1/11(6)	545,400
Neiman Marcus Group, Inc.
765	10.375%, 10/15/15(6)	777,431

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) (continued)
Neiman Marcus Group, Inc., Sr. Notes
$230	9.00%, 10/15/15(6)	$235,175
		$3,152,481
Surface Transport — 0.3%
Horizon Lines, LLC
$1,808	9.00%, 11/1/12	$1,914,220
		$1,914,220
Telecommunications — 1.9%
AirGate PCS, Inc., Variable Rate
$120	7.90%, 10/15/11	$125,100
Alamosa Delaware, Inc., Sr. Disc. Notes
180	12.00%, 7/31/09	198,450
Alamosa Delaware, Inc., Sr. Notes
560	11.00%, 7/31/10	638,400
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
495	10.125%, 6/15/13	554,400
Digicel Ltd., Sr. Notes
100	9.25%, 9/1/12(6)	103,500
Inmarsat Finance PLC
731	7.625%, 6/30/12	747,448
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
485	8.695%, 1/15/12(6)	494,700
Intelsat Ltd., Sr. Notes
1,210	5.25%, 11/1/08	1,104,125
IWO Holdings, Inc.
220	10.75%, (0.00% until 2010), 1/15/15	158,950
LCI International, Inc., Sr. Notes
125	7.25%, 6/15/07	125,313
New Skies Satellites NV, Sr. Notes, Variable Rate
215	9.573%, 11/1/11	221,988
New Skies Satellites NV, Sr. Sub. Notes
435	9.125%, 11/1/12	449,138
Qwest Capital Funding, Inc.
395	7.75%, 8/15/06	402,406
90	6.375%, 7/15/08	89,100
Qwest Communications International, Inc.
110	7.25%, 2/15/11	112,063
Qwest Communications International, Inc., Sr. Notes
1,990	7.50%, 2/15/14(6)	2,019,850
Qwest Corp., Sr. Notes
505	7.625%, 6/15/15(6)	539,719

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Corp., Sr. Notes, Variable Rate
$1,025	7.12%, 6/15/13(6)	$1,109,563
Rogers Wireless, Inc.
335	7.50%, 3/15/15	360,125
Rogers Wireless, Inc., Sr. Sub. Notes
185	8.00%, 12/15/12	196,794
Rogers Wireless, Inc., Variable Rate
1,617	6.995%, 12/15/10	1,677,638
Rural Cellular Corp., Variable Rate
1,000	8.99%, 3/15/10	1,032,500
UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,233,488
		$13,694,758
Utilities — 0.1%
Dynegy Holdings, Inc., Debs.
$430	7.625%, 10/15/26	$384,850
NRG Energy, Inc.
322	8.00%, 12/15/13	355,005
		$739,855
	Total Corporate Bonds & Notes (identified cost $103,123,928)	$103,419,271
Convertible Bonds — 0.1%
Principal Amount (000's omitted)	Security	Value
$40	Amkor Technologies, Inc.	$39,550
345	L-3 Communications Corp.(6)	337,237
105	Nortel Networks Ltd.	98,963
	Total Convertible Bonds (identified cost, $489,457)	$475,750
Common Stocks — 0.1%
Shares	Security	Value
107	Crown Castle International Corp.(3)	$2,932
36,116	Trump Entertainment Resorts, Inc.(3)	658,575
	Total Common Stocks (identified cost, $448,619)	$661,507

Preferred Stocks — 0.0%
Shares	Security	Value
1,029	Crown Castle International Corp., (PIK)	$56,080
	Total Preferred Stocks (identified cost, $49,123)	$56,080
Warrants — 0.0%
Shares/Rights	Security	Value
101	Gate Gourmet Borrower, LLC, Exp. 12/19/12(3)	$0
	Total Warrants (identified cost, $0)	$—
Closed-End Investment Companies — 3.1%
Shares	Security	Value
162,500	Citigroup Investments Corporate Loan Fund, Inc.	$2,024,750
343,600	First Trust/Four Corners Senior Floating Rate Income Fund II	5,748,428
150,400	Floating Rate Income Strategies Fund II, Inc.	2,577,856
52,200	Floating Rate Income Strategies Fund, Inc.	874,872
505,500	ING Prime Rate Trust	3,311,025
147,040	Pioneer Floating Rate Trust	2,520,266
600,000	Van Kampen Senior Income Trust	4,632,000
	Total Closed-End Investment Companies (identified cost, $23,165,046)	$21,689,197
Miscellaneous — 0.0%
Shares	Security	Value
590,000	Trump Atlantic City(3)(5)	$22,715
	Total Miscellaneous (identified cost, $0)	$22,715
Commercial Paper — 3.8%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$15,951,000	12/01/05	General Electric Co.	4.03%	$15,951,000
10,782,000	12/05/05	Yorktown Capital, LLC	4.05%	10,777,148

Total Commercial Paper
(at amortized cost)  $  26,728,148

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 0.3%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	12/01/05	Investors Bank and Trust Company, Time Deposit	4.04%	$2,000,000
			Total Short-Term Investments (at amortized cost)	$2,000,000
			Gross Investments — 160.5% (identified cost $1,124,427,311)	$1,127,734,982
			Less Unfunded Loan Commitments — (0.6)%	$(4,408,812)
			Net Investments — 159.9% (identified cost $1,120,018,500)	$1,123,326,170
			Other Assets, Less Liabilities — 2.1%	$14,747,625
			Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.0)%	$(435,428,055)
			Net Assets Applicable to Common Shares — 100.0%	$702,645,740

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Non-income producing security.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.

(6)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $32,574,428 or 4.6% of the Trust's net assets.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of November 30, 2005

Assets
Investments, at value (identified cost, $1,120,018,500)	$1,123,326,170
Cash	6,196,845
Receivable for investments sold	192,291
Receivable for open swap contracts	27,251
Dividends and interest receivable	9,852,934
Prepaid expenses	88,089
Total assets	$1,139,683,580
Liabilities
Payable for investments purchased	$856,631
Payable to affiliate for investment advisory fees	514,886
Payable to affiliate for Trustees' fees	3,958
Accrued expenses	234,310
Total liabilities	$1,609,785
Auction preferred shares (17,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	435,428,055
Net assets applicable to common shares	$702,645,740
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 37,294,271 shares issued and outstanding	$372,943
Additional paid-in capital	706,620,385
Accumulated net realized loss (computed on the basis of identified cost)	(7,802,584)
Accumulated undistributed net investment income	145,845
Net unrealized appreciation (computed on the basis of identified cost)	3,309,151
Net assets applicable to common shares	$702,645,740
Net Asset Value Per Common Share
($702,645,740 ÷ 37,294,271 common shares issued and outstanding)	$18.84

Statement of Operations

For the Six Months Ended
November 30, 2005

Investment Income
Interest	$35,124,700
Dividends	592,572
Total investment income	$35,717,272
Expenses
Investment adviser fee	$4,294,900
Trustees' fees and expenses	12,942
Preferred shares remarketing agent fee	545,239
Custodian fee	172,867
Legal and accounting services	60,934
Printing and postage	43,991
Transfer and dividend disbursing agent fees	38,602
Miscellaneous	79,339
Total expenses	$5,248,814
Deduct — Reduction of custodian fee	$9,449
Reduction of investment adviser fee	1,145,309
Total expense reductions	$1,154,758
Net expenses	$4,094,056
Net investment income	$31,623,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,867,096)
Swap contracts	37,642
Net realized loss	$(2,829,454)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,153,441
Swap contracts	57,580
Net change in unrealized appreciation (depreciation)	$3,211,021
Net realized and unrealized gain	$381,567
Distributions to preferred shareholders from income	$(7,618,710)
Net increase in net assets from operations	$24,386,073

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2005 (Unaudited)	Period Ended May 31, 2005(1)
From operations — Net investment income	$31,623,216	$40,571,237
Net realized loss from investment transactions and swap contracts	(2,829,454)	(1,759,390)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	3,211,021	98,130
Distributions to preferred shareholders from net investment income	(7,618,710)	(7,709,780)
Net increase in net assets from operations	$24,386,073	$31,200,197
Distributions to common shareholders — From net investment income	$(24,465,042)	$(35,468,816)
Total distributions to common shareholders	$(24,465,042)	$(35,468,816)
Capital share transactions — Proceeds from sale of common shares(2)	$—	$710,520,000
Reinvestment of distributions to common shareholders	—	1,701,517
Offering costs and preferred shares underwriting discounts	—	(5,328,189)
Net increase in net assets from capital share transactions	$—	$706,893,328
Net increase (decrease) in net assets	$(78,969)	$702,624,709
Net Assets Applicable to Common Shares
At beginning of period	$702,724,709	$100,000
At end of period	$702,645,740	$702,724,709
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$145,845	$606,381

(1)  For the period from the start of business, June 29, 2004, to May 31, 2005.

(2)  Proceeds from sale of shares net of sales load paid of $33,480,000.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2005	Year Ended May 31,
	(Unaudited)(1)	2005(1)(2)
Net asset value — Beginning of period (Common shares)	$18.840	$19.100	(3)
Income (loss) from operations
Net investment income	$0.848	$1.101
Net realized and unrealized gain (loss)	0.012	(0.055)
Distribution to preferred shareholders from net investment income	(0.204)	(0.209)
Total income from operations	$0.656	$0.837
Less distributions to common shareholders
From net investment income	$(0.656)	$(0.952)
Total distributions to common shareholders	$(0.656)	$(0.952)
Preferred and Common shares offering costs charged to paid-in capital	$—	$(0.027)
Preferred Shares underwriting discounts	$—	$(0.118)
Net asset value — End of period (Common shares)	$18.840	$18.840
Market value — End of period (Common shares)	$17.090	$18.070
Total Investment Return on Net Asset Value(4)	3.77%	3.72	%(5)
Total Investment Return on Market Value(4)	(1.86)%	(0.52	)%(5)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2005		Year Ended May 31,
	(Unaudited)(1)		2005(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$702,646		$702,725
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(6)	1.16	%(7)	1.04	%(7)
Net expenses after custodian fee reduction(6)	1.16	%(7)	1.04	%(7)
Net investment income(6)	8.92	%(7)	6.26	%(7)
Portfolio Turnover	24%		100%

†  The operating expenses of the Trust reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(6)	1.48	%(7)	1.33	%(7)
Expenses after custodian fee reduction(6)	1.48	%(7)	1.33	%(7)
Net investment income(6)	8.60	%(7)	5.97	%(7)
Net investment income per share	$0.817		$1.050

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.72	%(7)	0.70	%(7)
Net expenses after custodian fee reduction	0.72	%(7)	0.70	%(7)
Net investment income	5.52	%(7)	4.24	%(7)

†  The operating expenses of the Trust reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.92	%(7)	0.90	%(7)
Expenses after custodian fee reduction	0.92	%(7)	0.90	%(7)
Net investment income	5.32	%(7)	4.04	%(7)
Senior Securities:
Total preferred shares outstanding	17,400		17,400
Asset coverage per preferred share(8)	$65,407		$65,396
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, June 29, 2004, to May 31, 2005.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(7)  Annualized.

(8)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Trust, which was organized as a Massachusetts business trust on April 28, 2004, seeks to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts and options thereon listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of foreign equity securities.

B  Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At May 31, 2005, the Trust, for federal income tax purposes, had a capital loss carryover of $1,477,364 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on May 31, 2013.

Additionally, at May 31, 2005, the Trust had net capital losses of $2,081,954 attributable to security transactions incurred after October 31, 2004. These are treated as arising on the first day of the Trust's current taxable year.

D  Investment Transactions — Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs — Costs incurred by the Trust in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

H  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Trust is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Trust's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Trust is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Trust's policies on investment valuations discussed above. If an option which the Trust has purchased expires on the stipulated expiration date, the Trust will realize a loss in the amount of the cost of the option. If the Trust enters into a closing sale transaction, the Trust will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Trust exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Trust exercises a call option, the cost of the security which the Trust purchases upon exercise will be increased by the premium originally paid.

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Trust is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Trust.

If the Trust enters into a closing transaction, the Trust will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Trust's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Reverse Repurchase Agreements — The Trust may enter into reverse repurchase agreements. Under such an agreement, the Trust temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Trust agrees to repurchase the security at an agreed-upon price and time in the future. The Trust may enter into reverse repurchase agreements for temporary purposes, such as to Trust withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Trust's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Trust. The securities underlying such agreements continue to be treated as owned by the Trust and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Trust under reverse repurchase agreements is accrued daily.

L  Total Return Swaps — The Trust may enter into swap contracts to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the overall portfolio; to mitigate default risk; or for other risk management purposes. Pursuant to these agreements, the Trust makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Trust receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

O  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

P  Interim Financial Statements — The interim financial statements relating to November 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 3,480 shares of Auction Preferred Shares (APS) Series A, 3,480 shares of Auction Preferred Shares (APS) Series B, 3,480 shares of Auction Preferred Shares (APS) Series C, 3,480 shares of Auction Preferred Shares (APS) Series D, and 3,480 shares of Auction Preferred Shares (APS) Series E on September 16, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS Series A, Series B, and Series C, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividends on the APS Series D and Series E, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 2.80.% to 3.95% for Series A shares, 3.00% to 3.94% for Series B shares, 3.00% to 3.94% for Series C shares, 3.25% to 4.00% for Series D shares, and 3.30% to 4.00% for Series E shares.

The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distribution to Shareholders

The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven or twenty-eight days. The applicable dividend rate for the APS on November 30, 2005 was 3.95%, 3.94%, 3.94%, 4.00%, and 4.00.%, for Series A, Series B, Series C, Series D, and Series E Shares, respectively. For the period ended November 30, 2005, the Trust paid dividends to APS shareholders amounting to $1,462,768, $1,512,213 $1,518,660, $1,553,453 and $1,571,616 for Series A, Series B, Series C, Series D, and Series E Shares, respectively, representing an average APS dividend rate for such period of 3.414%, 3.418%, 3.433%, 3.623%, and 3.622%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  Investment Adviser Fee and Other Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Trust. EVM currently receives no compensation for providing administrative services to the Trust. The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Trust. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.75% annually of average daily gross assets of the Trust. For the six months ended November 30, 2005, the advisory fee amounted to $4,294,900.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20%

Eaton Vance Floating-Rate Income Trust as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of the average daily gross assets of the Trust for the first five full years of the Trust's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the six months ended November 30, 2005, EVM waived $1,145,309 of its advisory fee.

Certain officers and Trustees of the Trust are officers of the above organization.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $265,150,987 and $288,521,106 respectively, for the six months ended November 30, 2005.

6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended November 30, 2005 (Unaudited)	Year Ended May 31, 2005(1)
Sales	—	37,205,000
Issued to shareholders electing to receive payments of distributions in Fund shares	—	89,271
Net increase	—	37,294,271

(1)  For the period from the start of business, June 29, 2004 to May 31, 2005.

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,121,496,286
Gross unrealized appreciation	$7,223,952
Gross unrealized depreciation	(5,394,068)
Net unrealized appreciation	$1,829,884

The net unrealized appreciation on swap contracts at November 30, 2005 on a federal income tax basis was $1,481.

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
1,400,000	USD	3/20/2009	Agreement with Lehman Brothers Special Financing, Inc. dated 9/24/2004 to receive 2.30% per year times the notional amount. The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	$15,105
2,000,000	USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 to receive 2.20% per year times the notional amount. The Trust makes payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(13,624)

At November 30, 2005, the Trust had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

Eaton Vance Floating-Rate Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

Eaton Vance Floating-Rate Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Floating-Rate Income Trust
c/o PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2005, our records indicate that there are 17 registered shareholders and approximately 24,960 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Floating-Rate Income Trust (the "Fund") and the investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Fund.

In its review of comparative information with respect to the Fund's investment performance (including on a risk-adjusted basis), the Special Committee noted the Fund's limited operating history and concluded that it was appropriate to allow additional time to fully evaluate the Fund's performance record. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee noted in particular that the Fund benefits from a contractual waiver of advisory fees and other expenses effective during the first five years of the Fund's operations. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Floating-Rate Income Trust

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Income Trust

Officers
Payson F. Swaffield
President and Chief Executive Officer
Thomas E. Faust Jr.
Vice President
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer and Principal Financial Accounting Officer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser and Administrator of Eaton Vance Floating-Rate Income Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 262-1122

Eaton Vance Floating-Rate Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2224-1/06  CE-FLRINCSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 13, 2006

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 13, 2006